OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Items Of Statement Of Comprehensive Income
Current tax	$ 97	$ 280	$ 19
Deferred tax	105	(405)	272
Difference between previous fiscal year income tax provision and the income tax statement	2	4	27
Total income tax - Loss (Profit)	204	(121)	318
Profit before income tax	$ 582	$ 498	$ 623
Current tax rate	35.00%	35.00%	35.00%
Income tax at the statutory tax rate	$ 204	$ 174	$ 218
Share of profit from companies	(50)	(52)	1
Non-taxable results	(5)	(4)	(17)
Effects of exchange differences and other results associated with the valuation of the currency, net	269	136	752
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(325)	(737)	(1,146)
Difference between income and deferred tax provision and the income tax statement	3	18	3
Effect for tax inflation adjustment	104	346	501
Non-deductible cost	5		9
Recovery of impairment on deferred assets			(3)
Other	$ (1)	$ (2)